Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CURIAN VARIABLE SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2012
Supplement [Text Block]	cvst1_SupplementTextBlock
Supplement Dated September 10, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated September 10, 2012
To The Prospectus Dated April 30, 2012

Curian Variable Series Trust

For Curian Guidance – Maximize Income Fund, Curian Guidance – Balanced Income Fund, Curian Guidance – Rising Income Fund, Curian Guidance – Moderate Growth Fund, Curian Guidance – Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – Equity 100 Fund, Curian Guidance – Fixed Income 100 Fund, Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Fund, Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, Curian Tactical Advantage 75 Fund, Curian Dynamic Risk Advantage – Diversified Fund, Curian Dynamic Risk Advantage – Aggressive Fund, Curian Dynamic Risk Advantage – Income Fund, Curian/AQR Risk Parity Fund, Curian/Invesco Balanced-Risk Commodities Strategy Fund, and Curian/Neuberger Berman Currency Fund, please delete the risk entitled “counterparty and settlement risk” in its entirety and replace it with the following:

●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as, certain over-the-counter securities entails credit and settlement risk on the counterparties.

In the summary prospectus for the Curian/Franklin Templeton Frontier Markets Fund, in the section entitled “Principal Risks of Investing in the Fund” please add the following risks:

●
China and India country specific risks – Investment primarily in equity and equity-related securities in the People’s Republic of China and India will expose, the Fund specifically to their market, currency, and other risks, including volatility and structural risks.

●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as, certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Risks of investments in Russia – A Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for a Fund to lose its registration through fraud, negligence or mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interest. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. While a Fund intends to invest directly in Russian companies that use an independent registrar, there can be no assurance that such investments will not result in a loss to the Fund.

In the summary prospectus for the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund, in the section entitled “Principal Risks of Investing in the Fund” please add the following risks:

●
China and India country specific risks – Investment primarily in equity and equity-related securities in the People’s Republic of China and India will expose, the Fund specifically to their market, currency, and other risks, including volatility and structural risks.

●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as, certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

●
Risks of investments in Russia – A Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for a Fund to lose its registration through fraud, negligence or mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interest. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. While a Fund intends to invest directly in Russian companies that use an independent registrar, there can be no assurance that such investments will not result in a loss to the Fund.

Curian Guidance - Maximize Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cvst1_SupplementTextBlock
Supplement Dated September 10, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated September 10, 2012
To The Prospectus Dated April 30, 2012

Curian Variable Series Trust

For Curian Guidance – Maximize Income Fund, Curian Guidance – Balanced Income Fund, Curian Guidance – Rising Income Fund, Curian Guidance – Moderate Growth Fund, Curian Guidance – Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – Equity 100 Fund, Curian Guidance – Fixed Income 100 Fund, Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Fund, Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, Curian Tactical Advantage 75 Fund, Curian Dynamic Risk Advantage – Diversified Fund, Curian Dynamic Risk Advantage – Aggressive Fund, Curian Dynamic Risk Advantage – Income Fund, Curian/AQR Risk Parity Fund, Curian/Invesco Balanced-Risk Commodities Strategy Fund, and Curian/Neuberger Berman Currency Fund, please delete the risk entitled “counterparty and settlement risk” in its entirety and replace it with the following:

●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as, certain over-the-counter securities entails credit and settlement risk on the counterparties.

Curian Guidance - Balanced Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cvst1_SupplementTextBlock
Supplement Dated September 10, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated September 10, 2012
To The Prospectus Dated April 30, 2012

Curian Variable Series Trust

For Curian Guidance – Maximize Income Fund, Curian Guidance – Balanced Income Fund, Curian Guidance – Rising Income Fund, Curian Guidance – Moderate Growth Fund, Curian Guidance – Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – Equity 100 Fund, Curian Guidance – Fixed Income 100 Fund, Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Fund, Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, Curian Tactical Advantage 75 Fund, Curian Dynamic Risk Advantage – Diversified Fund, Curian Dynamic Risk Advantage – Aggressive Fund, Curian Dynamic Risk Advantage – Income Fund, Curian/AQR Risk Parity Fund, Curian/Invesco Balanced-Risk Commodities Strategy Fund, and Curian/Neuberger Berman Currency Fund, please delete the risk entitled “counterparty and settlement risk” in its entirety and replace it with the following:

●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as, certain over-the-counter securities entails credit and settlement risk on the counterparties.

Curian Guidance - Rising Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cvst1_SupplementTextBlock
Supplement Dated September 10, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated September 10, 2012
To The Prospectus Dated April 30, 2012

Curian Variable Series Trust

For Curian Guidance – Maximize Income Fund, Curian Guidance – Balanced Income Fund, Curian Guidance – Rising Income Fund, Curian Guidance – Moderate Growth Fund, Curian Guidance – Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – Equity 100 Fund, Curian Guidance – Fixed Income 100 Fund, Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Fund, Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, Curian Tactical Advantage 75 Fund, Curian Dynamic Risk Advantage – Diversified Fund, Curian Dynamic Risk Advantage – Aggressive Fund, Curian Dynamic Risk Advantage – Income Fund, Curian/AQR Risk Parity Fund, Curian/Invesco Balanced-Risk Commodities Strategy Fund, and Curian/Neuberger Berman Currency Fund, please delete the risk entitled “counterparty and settlement risk” in its entirety and replace it with the following:

●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as, certain over-the-counter securities entails credit and settlement risk on the counterparties.

Curian Guidance - Moderate Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cvst1_SupplementTextBlock
Supplement Dated September 10, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated September 10, 2012
To The Prospectus Dated April 30, 2012

Curian Variable Series Trust

For Curian Guidance – Maximize Income Fund, Curian Guidance – Balanced Income Fund, Curian Guidance – Rising Income Fund, Curian Guidance – Moderate Growth Fund, Curian Guidance – Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – Equity 100 Fund, Curian Guidance – Fixed Income 100 Fund, Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Fund, Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, Curian Tactical Advantage 75 Fund, Curian Dynamic Risk Advantage – Diversified Fund, Curian Dynamic Risk Advantage – Aggressive Fund, Curian Dynamic Risk Advantage – Income Fund, Curian/AQR Risk Parity Fund, Curian/Invesco Balanced-Risk Commodities Strategy Fund, and Curian/Neuberger Berman Currency Fund, please delete the risk entitled “counterparty and settlement risk” in its entirety and replace it with the following:

●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as, certain over-the-counter securities entails credit and settlement risk on the counterparties.

Curian Guidance - Maximum Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cvst1_SupplementTextBlock
Supplement Dated September 10, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated September 10, 2012
To The Prospectus Dated April 30, 2012

Curian Variable Series Trust

For Curian Guidance – Maximize Income Fund, Curian Guidance – Balanced Income Fund, Curian Guidance – Rising Income Fund, Curian Guidance – Moderate Growth Fund, Curian Guidance – Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – Equity 100 Fund, Curian Guidance – Fixed Income 100 Fund, Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Fund, Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, Curian Tactical Advantage 75 Fund, Curian Dynamic Risk Advantage – Diversified Fund, Curian Dynamic Risk Advantage – Aggressive Fund, Curian Dynamic Risk Advantage – Income Fund, Curian/AQR Risk Parity Fund, Curian/Invesco Balanced-Risk Commodities Strategy Fund, and Curian/Neuberger Berman Currency Fund, please delete the risk entitled “counterparty and settlement risk” in its entirety and replace it with the following:

●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as, certain over-the-counter securities entails credit and settlement risk on the counterparties.

Curian Guidance - Tactical Moderate Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cvst1_SupplementTextBlock
Supplement Dated September 10, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated September 10, 2012
To The Prospectus Dated April 30, 2012

Curian Variable Series Trust

For Curian Guidance – Maximize Income Fund, Curian Guidance – Balanced Income Fund, Curian Guidance – Rising Income Fund, Curian Guidance – Moderate Growth Fund, Curian Guidance – Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – Equity 100 Fund, Curian Guidance – Fixed Income 100 Fund, Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Fund, Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, Curian Tactical Advantage 75 Fund, Curian Dynamic Risk Advantage – Diversified Fund, Curian Dynamic Risk Advantage – Aggressive Fund, Curian Dynamic Risk Advantage – Income Fund, Curian/AQR Risk Parity Fund, Curian/Invesco Balanced-Risk Commodities Strategy Fund, and Curian/Neuberger Berman Currency Fund, please delete the risk entitled “counterparty and settlement risk” in its entirety and replace it with the following:

●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as, certain over-the-counter securities entails credit and settlement risk on the counterparties.

Curian Guidance - Tactical Maximum Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cvst1_SupplementTextBlock
Supplement Dated September 10, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated September 10, 2012
To The Prospectus Dated April 30, 2012

Curian Variable Series Trust

For Curian Guidance – Maximize Income Fund, Curian Guidance – Balanced Income Fund, Curian Guidance – Rising Income Fund, Curian Guidance – Moderate Growth Fund, Curian Guidance – Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – Equity 100 Fund, Curian Guidance – Fixed Income 100 Fund, Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Fund, Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, Curian Tactical Advantage 75 Fund, Curian Dynamic Risk Advantage – Diversified Fund, Curian Dynamic Risk Advantage – Aggressive Fund, Curian Dynamic Risk Advantage – Income Fund, Curian/AQR Risk Parity Fund, Curian/Invesco Balanced-Risk Commodities Strategy Fund, and Curian/Neuberger Berman Currency Fund, please delete the risk entitled “counterparty and settlement risk” in its entirety and replace it with the following:

●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as, certain over-the-counter securities entails credit and settlement risk on the counterparties.

Curian Guidance - Equity 100 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cvst1_SupplementTextBlock
Supplement Dated September 10, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated September 10, 2012
To The Prospectus Dated April 30, 2012

Curian Variable Series Trust

For Curian Guidance – Maximize Income Fund, Curian Guidance – Balanced Income Fund, Curian Guidance – Rising Income Fund, Curian Guidance – Moderate Growth Fund, Curian Guidance – Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – Equity 100 Fund, Curian Guidance – Fixed Income 100 Fund, Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Fund, Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, Curian Tactical Advantage 75 Fund, Curian Dynamic Risk Advantage – Diversified Fund, Curian Dynamic Risk Advantage – Aggressive Fund, Curian Dynamic Risk Advantage – Income Fund, Curian/AQR Risk Parity Fund, Curian/Invesco Balanced-Risk Commodities Strategy Fund, and Curian/Neuberger Berman Currency Fund, please delete the risk entitled “counterparty and settlement risk” in its entirety and replace it with the following:

●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as, certain over-the-counter securities entails credit and settlement risk on the counterparties.

Curian Guidance - Fixed Income 100 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cvst1_SupplementTextBlock
Supplement Dated September 10, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated September 10, 2012
To The Prospectus Dated April 30, 2012

Curian Variable Series Trust

For Curian Guidance – Maximize Income Fund, Curian Guidance – Balanced Income Fund, Curian Guidance – Rising Income Fund, Curian Guidance – Moderate Growth Fund, Curian Guidance – Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – Equity 100 Fund, Curian Guidance – Fixed Income 100 Fund, Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Fund, Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, Curian Tactical Advantage 75 Fund, Curian Dynamic Risk Advantage – Diversified Fund, Curian Dynamic Risk Advantage – Aggressive Fund, Curian Dynamic Risk Advantage – Income Fund, Curian/AQR Risk Parity Fund, Curian/Invesco Balanced-Risk Commodities Strategy Fund, and Curian/Neuberger Berman Currency Fund, please delete the risk entitled “counterparty and settlement risk” in its entirety and replace it with the following:

●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as, certain over-the-counter securities entails credit and settlement risk on the counterparties.

Curian Guidance - Institutional Alt 65 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cvst1_SupplementTextBlock
Supplement Dated September 10, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated September 10, 2012
To The Prospectus Dated April 30, 2012

Curian Variable Series Trust

For Curian Guidance – Maximize Income Fund, Curian Guidance – Balanced Income Fund, Curian Guidance – Rising Income Fund, Curian Guidance – Moderate Growth Fund, Curian Guidance – Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – Equity 100 Fund, Curian Guidance – Fixed Income 100 Fund, Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Fund, Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, Curian Tactical Advantage 75 Fund, Curian Dynamic Risk Advantage – Diversified Fund, Curian Dynamic Risk Advantage – Aggressive Fund, Curian Dynamic Risk Advantage – Income Fund, Curian/AQR Risk Parity Fund, Curian/Invesco Balanced-Risk Commodities Strategy Fund, and Curian/Neuberger Berman Currency Fund, please delete the risk entitled “counterparty and settlement risk” in its entirety and replace it with the following:

●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as, certain over-the-counter securities entails credit and settlement risk on the counterparties.

Curian Guidance - Institutional Alt 100 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cvst1_SupplementTextBlock
Supplement Dated September 10, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated September 10, 2012
To The Prospectus Dated April 30, 2012

Curian Variable Series Trust

For Curian Guidance – Maximize Income Fund, Curian Guidance – Balanced Income Fund, Curian Guidance – Rising Income Fund, Curian Guidance – Moderate Growth Fund, Curian Guidance – Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – Equity 100 Fund, Curian Guidance – Fixed Income 100 Fund, Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Fund, Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, Curian Tactical Advantage 75 Fund, Curian Dynamic Risk Advantage – Diversified Fund, Curian Dynamic Risk Advantage – Aggressive Fund, Curian Dynamic Risk Advantage – Income Fund, Curian/AQR Risk Parity Fund, Curian/Invesco Balanced-Risk Commodities Strategy Fund, and Curian/Neuberger Berman Currency Fund, please delete the risk entitled “counterparty and settlement risk” in its entirety and replace it with the following:

●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as, certain over-the-counter securities entails credit and settlement risk on the counterparties.

Curian Tactical Advantage 35 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cvst1_SupplementTextBlock
Supplement Dated September 10, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated September 10, 2012
To The Prospectus Dated April 30, 2012

Curian Variable Series Trust

For Curian Guidance – Maximize Income Fund, Curian Guidance – Balanced Income Fund, Curian Guidance – Rising Income Fund, Curian Guidance – Moderate Growth Fund, Curian Guidance – Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – Equity 100 Fund, Curian Guidance – Fixed Income 100 Fund, Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Fund, Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, Curian Tactical Advantage 75 Fund, Curian Dynamic Risk Advantage – Diversified Fund, Curian Dynamic Risk Advantage – Aggressive Fund, Curian Dynamic Risk Advantage – Income Fund, Curian/AQR Risk Parity Fund, Curian/Invesco Balanced-Risk Commodities Strategy Fund, and Curian/Neuberger Berman Currency Fund, please delete the risk entitled “counterparty and settlement risk” in its entirety and replace it with the following:

●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as, certain over-the-counter securities entails credit and settlement risk on the counterparties.

Curian Tactical Advantage 60 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cvst1_SupplementTextBlock
Supplement Dated September 10, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated September 10, 2012
To The Prospectus Dated April 30, 2012

Curian Variable Series Trust

For Curian Guidance – Maximize Income Fund, Curian Guidance – Balanced Income Fund, Curian Guidance – Rising Income Fund, Curian Guidance – Moderate Growth Fund, Curian Guidance – Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – Equity 100 Fund, Curian Guidance – Fixed Income 100 Fund, Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Fund, Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, Curian Tactical Advantage 75 Fund, Curian Dynamic Risk Advantage – Diversified Fund, Curian Dynamic Risk Advantage – Aggressive Fund, Curian Dynamic Risk Advantage – Income Fund, Curian/AQR Risk Parity Fund, Curian/Invesco Balanced-Risk Commodities Strategy Fund, and Curian/Neuberger Berman Currency Fund, please delete the risk entitled “counterparty and settlement risk” in its entirety and replace it with the following:

●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as, certain over-the-counter securities entails credit and settlement risk on the counterparties.

Curian Tactical Advantage 75 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cvst1_SupplementTextBlock
Supplement Dated September 10, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated September 10, 2012
To The Prospectus Dated April 30, 2012

Curian Variable Series Trust

For Curian Guidance – Maximize Income Fund, Curian Guidance – Balanced Income Fund, Curian Guidance – Rising Income Fund, Curian Guidance – Moderate Growth Fund, Curian Guidance – Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – Equity 100 Fund, Curian Guidance – Fixed Income 100 Fund, Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Fund, Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, Curian Tactical Advantage 75 Fund, Curian Dynamic Risk Advantage – Diversified Fund, Curian Dynamic Risk Advantage – Aggressive Fund, Curian Dynamic Risk Advantage – Income Fund, Curian/AQR Risk Parity Fund, Curian/Invesco Balanced-Risk Commodities Strategy Fund, and Curian/Neuberger Berman Currency Fund, please delete the risk entitled “counterparty and settlement risk” in its entirety and replace it with the following:

●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as, certain over-the-counter securities entails credit and settlement risk on the counterparties.

Curian Dynamic Risk Advantage - Diversified Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cvst1_SupplementTextBlock
Supplement Dated September 10, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated September 10, 2012
To The Prospectus Dated April 30, 2012

Curian Variable Series Trust

For Curian Guidance – Maximize Income Fund, Curian Guidance – Balanced Income Fund, Curian Guidance – Rising Income Fund, Curian Guidance – Moderate Growth Fund, Curian Guidance – Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – Equity 100 Fund, Curian Guidance – Fixed Income 100 Fund, Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Fund, Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, Curian Tactical Advantage 75 Fund, Curian Dynamic Risk Advantage – Diversified Fund, Curian Dynamic Risk Advantage – Aggressive Fund, Curian Dynamic Risk Advantage – Income Fund, Curian/AQR Risk Parity Fund, Curian/Invesco Balanced-Risk Commodities Strategy Fund, and Curian/Neuberger Berman Currency Fund, please delete the risk entitled “counterparty and settlement risk” in its entirety and replace it with the following:

●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as, certain over-the-counter securities entails credit and settlement risk on the counterparties.

Curian Dynamic Risk Advantage - Aggressive Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cvst1_SupplementTextBlock
Supplement Dated September 10, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated September 10, 2012
To The Prospectus Dated April 30, 2012

Curian Variable Series Trust

For Curian Guidance – Maximize Income Fund, Curian Guidance – Balanced Income Fund, Curian Guidance – Rising Income Fund, Curian Guidance – Moderate Growth Fund, Curian Guidance – Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – Equity 100 Fund, Curian Guidance – Fixed Income 100 Fund, Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Fund, Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, Curian Tactical Advantage 75 Fund, Curian Dynamic Risk Advantage – Diversified Fund, Curian Dynamic Risk Advantage – Aggressive Fund, Curian Dynamic Risk Advantage – Income Fund, Curian/AQR Risk Parity Fund, Curian/Invesco Balanced-Risk Commodities Strategy Fund, and Curian/Neuberger Berman Currency Fund, please delete the risk entitled “counterparty and settlement risk” in its entirety and replace it with the following:

●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as, certain over-the-counter securities entails credit and settlement risk on the counterparties.

Curian Dynamic Risk Advantage - Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cvst1_SupplementTextBlock
Supplement Dated September 10, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated September 10, 2012
To The Prospectus Dated April 30, 2012

Curian Variable Series Trust

For Curian Guidance – Maximize Income Fund, Curian Guidance – Balanced Income Fund, Curian Guidance – Rising Income Fund, Curian Guidance – Moderate Growth Fund, Curian Guidance – Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – Equity 100 Fund, Curian Guidance – Fixed Income 100 Fund, Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Fund, Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, Curian Tactical Advantage 75 Fund, Curian Dynamic Risk Advantage – Diversified Fund, Curian Dynamic Risk Advantage – Aggressive Fund, Curian Dynamic Risk Advantage – Income Fund, Curian/AQR Risk Parity Fund, Curian/Invesco Balanced-Risk Commodities Strategy Fund, and Curian/Neuberger Berman Currency Fund, please delete the risk entitled “counterparty and settlement risk” in its entirety and replace it with the following:

●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as, certain over-the-counter securities entails credit and settlement risk on the counterparties.

Curian/AQR Risk Parity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cvst1_SupplementTextBlock
Supplement Dated September 10, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated September 10, 2012
To The Prospectus Dated April 30, 2012

Curian Variable Series Trust

For Curian Guidance – Maximize Income Fund, Curian Guidance – Balanced Income Fund, Curian Guidance – Rising Income Fund, Curian Guidance – Moderate Growth Fund, Curian Guidance – Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – Equity 100 Fund, Curian Guidance – Fixed Income 100 Fund, Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Fund, Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, Curian Tactical Advantage 75 Fund, Curian Dynamic Risk Advantage – Diversified Fund, Curian Dynamic Risk Advantage – Aggressive Fund, Curian Dynamic Risk Advantage – Income Fund, Curian/AQR Risk Parity Fund, Curian/Invesco Balanced-Risk Commodities Strategy Fund, and Curian/Neuberger Berman Currency Fund, please delete the risk entitled “counterparty and settlement risk” in its entirety and replace it with the following:

●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as, certain over-the-counter securities entails credit and settlement risk on the counterparties.

Curian/Invesco Balanced-Risk Commodities Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cvst1_SupplementTextBlock
Supplement Dated September 10, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated September 10, 2012
To The Prospectus Dated April 30, 2012

Curian Variable Series Trust

For Curian Guidance – Maximize Income Fund, Curian Guidance – Balanced Income Fund, Curian Guidance – Rising Income Fund, Curian Guidance – Moderate Growth Fund, Curian Guidance – Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – Equity 100 Fund, Curian Guidance – Fixed Income 100 Fund, Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Fund, Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, Curian Tactical Advantage 75 Fund, Curian Dynamic Risk Advantage – Diversified Fund, Curian Dynamic Risk Advantage – Aggressive Fund, Curian Dynamic Risk Advantage – Income Fund, Curian/AQR Risk Parity Fund, Curian/Invesco Balanced-Risk Commodities Strategy Fund, and Curian/Neuberger Berman Currency Fund, please delete the risk entitled “counterparty and settlement risk” in its entirety and replace it with the following:

●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as, certain over-the-counter securities entails credit and settlement risk on the counterparties.

Curian/Neuberger Berman Currency Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cvst1_SupplementTextBlock
Supplement Dated September 10, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated September 10, 2012
To The Prospectus Dated April 30, 2012

Curian Variable Series Trust

For Curian Guidance – Maximize Income Fund, Curian Guidance – Balanced Income Fund, Curian Guidance – Rising Income Fund, Curian Guidance – Moderate Growth Fund, Curian Guidance – Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – Equity 100 Fund, Curian Guidance – Fixed Income 100 Fund, Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Fund, Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, Curian Tactical Advantage 75 Fund, Curian Dynamic Risk Advantage – Diversified Fund, Curian Dynamic Risk Advantage – Aggressive Fund, Curian Dynamic Risk Advantage – Income Fund, Curian/AQR Risk Parity Fund, Curian/Invesco Balanced-Risk Commodities Strategy Fund, and Curian/Neuberger Berman Currency Fund, please delete the risk entitled “counterparty and settlement risk” in its entirety and replace it with the following:

●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as, certain over-the-counter securities entails credit and settlement risk on the counterparties.

Curian/Franklin Templeton Frontier Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cvst1_SupplementTextBlock
Supplement Dated September 10, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated September 10, 2012
To The Prospectus Dated April 30, 2012

Curian Variable Series Trust

In the summary prospectus for the Curian/Franklin Templeton Frontier Markets Fund, in the section entitled “Principal Risks of Investing in the Fund” please add the following risks:

●
China and India country specific risks – Investment primarily in equity and equity-related securities in the People’s Republic of China and India will expose, the Fund specifically to their market, currency, and other risks, including volatility and structural risks.

●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as, certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Risks of investments in Russia – A Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for a Fund to lose its registration through fraud, negligence or mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interest. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. While a Fund intends to invest directly in Russian companies that use an independent registrar, there can be no assurance that such investments will not result in a loss to the Fund.

Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cvst1_SupplementTextBlock
Supplement Dated September 10, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated September 10, 2012
To The Prospectus Dated April 30, 2012

Curian Variable Series Trust

In the summary prospectus for the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund, in the section entitled “Principal Risks of Investing in the Fund” please add the following risks:

●
China and India country specific risks – Investment primarily in equity and equity-related securities in the People’s Republic of China and India will expose, the Fund specifically to their market, currency, and other risks, including volatility and structural risks.

●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as, certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

●
Risks of investments in Russia – A Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for a Fund to lose its registration through fraud, negligence or mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interest. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. While a Fund intends to invest directly in Russian companies that use an independent registrar, there can be no assurance that such investments will not result in a loss to the Fund.